FINANCIAL INSTRUMENTS (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Cash	$ 57,331	$ 27,317
Impact on net earning (loss)	$ (27,075)	(43,323)
Interest Rate Risk [Member]
Statement [Line Items]
Asset, liability and foreign currency Exposure, Description	A 10% change in the interest rate would not result in a material impact on the Company’s operations
Liquidity Risk [Member]
Statement [Line Items]
Cash	$ 57,331
Working capital surplus	50,795
Foreign Currency Risk [Member]
Statement [Line Items]
Impact on net earning (loss)	172	144
Derivative liability		475
Derivative assets	1,525
Price Risk [Member]
Statement [Line Items]
Impact on net earning (loss)	292	36
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Impact on net earning (loss)	$ 323	$ 119